Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2021	Dec. 31, 2020	Jun. 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 19, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000192464
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 12,936	$ 10,915	$ 10,151	$ 8,104		$ 7,093		$ 8,983	$ 9,258	$ 10,010	$ 10,000
C000192463
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 12,719	10,751	10,025	8,031		7,043		8,937	9,237	10,010	10,000
C000192465
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 65,160,920	54,909,505	51,082,440	40,715,550		35,618,385		45,030,045	46,389,585	50,100,000	50,000,000
C000070968
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 16,689	16,173	15,476	16,003		15,059		12,026	11,082	10,844		$ 10,239	$ 9,513	$ 10,000
C000070967
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 16,270	15,809	15,168	15,724		14,835		11,884	10,971	10,755		10,186	9,496	10,000
C000145937
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 84,232,362	81,616,662	77,955,851	80,547,236		75,725,039		60,470,708	55,667,512	54,356,230		51,267,372	47,627,764	50,000,000
C000219592
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 16,544	14,607	13,416	11,697		10,571	$ 10,000
C000219593
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 16,361	14,482	13,345	11,656		10,561	10,000
C000219591
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 83,079,190	73,320,955	67,303,970	58,606,895		52,875,745	50,000,000
C000145994
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 18,237	14,556	12,427	9,768		8,304		10,318	11,629	13,175		12,448	11,760	10,000
C000145995
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 17,787	14,230	12,193	9,598		8,177		10,182	11,508	13,068		12,380	11,743	10,000
C000145996
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 91,867,966	73,205,994	62,494,169	49,079,949		41,618,898		51,770,608	58,278,441	65,965,022		62,284,492	58,859,203	50,000,000
C000127655
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 27,702	21,299	17,125	14,377		10,967		12,739	12,590	15,046		13,001	11,704	10,000
C000127656
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 27,010	20,804	16,775	14,115		10,800		12,582	12,456	14,942		12,941	11,679	10,000
C000145944
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 139,884,843	107,371,490	86,295,723	72,366,936		55,181,251		63,994,798	63,189,111	75,483,891		65,151,968	58,580,698	50,000,000
C000138522
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 13,803	13,893	13,938	10,781		11,294		11,115	10,596	9,830		10,174	10,171	10,000
C000138523
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 13,467	13,591	13,666	10,604		11,142		10,974	10,489	9,751		10,123	10,141	10,000
C000145947
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 69,516,623	69,893,923	70,066,227	54,157,277		56,716,704		55,702,973	53,046,691	49,188,473		50,925,287	50,856,510	50,000,000
C000082154
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 12,648	11,666	11,459	8,464		8,555		8,590	8,428	9,249		9,340	10,200	10,000
C000082155
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 12,331	11,407	11,223	8,311		8,421		8,472	8,341	9,179		9,290	10,175	10,000
C000145938
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 63,737,882	58,818,050	57,655,614	42,577,030		42,982,254		43,112,816	42,256,462	46,371,697		46,773,184	51,080,284	50,000,000
C000127657
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 12,303	11,062	11,126	7,418		7,577		7,627	7,491	8,755		8,909	10,248	10,000
C000127658
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 11,993	10,813	10,901	7,291		7,465		7,526	7,411	8,676		8,859	10,219	10,000
C000145945
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 62,147,793	55,856,508	56,046,258	37,377,427		38,110,358		38,297,464	37,571,579	43,849,487		44,568,330	51,270,559	50,000,000
C000091909
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 17,170	15,480	13,929	15,567		13,615		13,260	10,954	11,773		10,118	9,190	10,000
C000091908
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 16,737	15,140	13,650	15,286		13,402		13,087	10,846	11,691		10,067	9,180	10,000
C000145939
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 86,459,380	77,946,377	70,066,466	78,226,184		68,334,122		66,485,326	54,915,599	59,009,335		50,626,894	46,000,262	50,000,000
C000115560
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 19,835	18,459	18,502	15,236		10,915		10,092	8,542	10,364		9,387	8,052	10,000
C000115559
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 19,315	18,017	18,110	14,966		10,741		9,935	8,443	10,275		9,323	8,026	10,000
C000145941
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 99,959,607	92,881,903	93,026,381	76,599,070		54,757,561		50,564,013	42,779,256	51,916,817		46,960,780	40,271,817	50,000,000
C000130629
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 16,956	14,010	12,419	9,507		7,616		9,760	10,631	12,129		10,825	10,876	10,000
C000130630
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 16,540	13,684	12,164	9,337		7,498		9,633	10,508	12,024		10,767	10,850	10,000
C000145946
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 85,501,122	70,574,022	62,541,851	47,819,561		38,243,771		48,973,607	53,277,005	60,760,785		54,200,782	54,400,159	50,000,000
C000232928
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 19,375	14,380	11,638	10,080	$ 10,000
C000232926
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 19,241	14,307	11,606	10,080	10,000
C000232927
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 97,189,570	72,049,475	58,274,205	50,400,000	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 10,724	10,592	10,037	11,538		11,718		10,900	10,026	10,025	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 10,724	10,592	10,037	11,538		11,718		10,900	10,026	10,025	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 53,619,578	52,957,487	50,182,975	57,688,389		58,591,752		54,500,652	50,130,802	50,125,168	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 9,356	9,241	8,757	10,066		10,224	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 9,356	9,241	8,757	10,066		10,224	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 46,780,943	46,203,294	43,782,644	50,330,817		51,118,966	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 25,812	21,751	17,571	21,465		17,621		15,203	11,908	13,045		10,657	9,913	10,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 25,812	21,751	17,571	21,465		17,621		15,203	11,908	13,045		10,657	9,913	10,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 129,060,404	108,754,879	87,856,363	107,327,215		88,105,118		76,016,588	59,541,431	65,223,362		53,286,917	49,564,385	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492		11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 57,158,711	56,452,918	53,495,276	61,496,081		62,459,070		58,097,939	53,439,659	53,433,653		51,605,853	50,274,953	50,000,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 13,205	10,562	8,364	10,213	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 13,205	10,562	8,364	10,213	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 66,024,244	52,811,081	41,818,085	51,066,722	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,806	11,217	10,681	10,528		10,523		10,453	10,220	10,032	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,806	11,217	10,681	10,528		10,523		10,453	10,220	10,032	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,029,257	56,084,041	53,405,781	52,639,610		52,613,819		52,265,109	51,099,796	50,157,545	$ 50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,229	10,668	10,159	10,013		10,008	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,229	10,668	10,159	10,013		10,008	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 56,143,716	53,342,471	50,795,133	50,066,415		50,041,885	$ 50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 18,050	16,131	14,107	15,386		13,915		12,774	11,154	11,539		10,380	9,981	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 18,050	16,131	14,107	15,386		13,915		12,774	11,154	11,539		10,380	9,981	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 90,250,921	80,656,040	70,535,372	76,929,199		69,576,579		63,872,213	55,770,384	57,694,296		51,902,289	49,904,253	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		53,096,576		52,744,666	51,568,660	50,617,764		50,189,585	50,026,535	50,000,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585		17,386	13,223	13,829		11,351	10,138	10,000
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 22,651	19,689	16,732	19,869		17,150		14,948	12,234	12,529		10,970	10,128	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585		17,386	13,223	13,829		11,351	10,138	10,000
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 22,651	19,689	16,732	19,869		17,150		14,948	12,234	12,529		10,970	10,128	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 171,269,738	136,994,222	108,477,917	132,469,279		102,924,440		86,930,287	66,113,534	69,145,019		56,754,584	50,691,880	50,000,000
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 113,254,041	98,444,475	83,662,365	99,345,355		85,748,447		74,739,933	61,172,486	62,642,549		54,848,493	50,642,346	50,000,000
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Account Value	$ 11,356	10,776	11,702	10,080		7,930		8,186	7,601	8,564		8,421	7,534	10,000
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Account Value	$ 11,356	10,776	11,702	10,080		7,930		8,186	7,601	8,564		8,421	7,534	10,000
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Account Value	$ 56,779,966	53,880,752	58,510,443	50,399,549		39,650,597		40,929,174	38,006,141	42,821,626		42,104,075	37,671,411	50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	11,320	10,779	10,625		10,619		10,549	10,314	10,124		10,038	10,005	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,570,879	56,598,638	53,895,804	53,122,603		$ 53,096,576		$ 52,744,666	$ 51,568,660	$ 50,617,764		$ 50,189,585	$ 50,026,535	$ 50,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,214	10,655	10,146	10,000	10,000
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 12,305	10,710	9,274	10,108	10,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 12,274	10,343	8,355	10,207	10,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,855	10,594	9,265	10,105	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,214	10,655	10,146	10,000	10,000
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 12,305	10,710	9,274	10,108	10,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 12,274	10,343	8,355	10,207	10,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,855	10,594	9,265	10,105	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 56,071,764	53,274,110	50,730,037	50,002,252	50,000,000
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 61,523,113	53,548,432	46,371,167	50,540,529	50,000,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 61,370,655	51,714,995	41,777,356	51,036,114	50,000,000
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 59,273,982	$ 52,972,364	$ 46,325,427	$ 50,524,692	$ 50,000,000